Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended																	12 Months Ended							12 Months Ended
	Jul. 28, 2012 USD ($)	Jul. 30, 2011 USD ($)	Jul. 28, 2012 USD ($)	Jul. 30, 2011 USD ($)	Jan. 28, 2012 USD ($)	Jan. 29, 2011 USD ($)	Jan. 30, 2010 USD ($)	Jan. 28, 2012 7.625% notes, due fiscal 2011	Jan. 29, 2011 7.625% notes, due fiscal 2011	Jul. 28, 2012 8.750% debentures, due fiscal 2021	Jan. 28, 2012 8.750% debentures, due fiscal 2021	Jul. 30, 2011 8.750% debentures, due fiscal 2021	Jan. 29, 2011 8.750% debentures, due fiscal 2021	Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 28, 2012 Parent company USD ($)	Jan. 28, 2012 Parent company HKD	Jan. 29, 2011 Parent company USD ($)	Jan. 30, 2010 Parent company USD ($)	Jan. 28, 2012 Parent company JPY (¥)	Jan. 28, 2012 Parent company 7.625% notes, due fiscal 2011	Jan. 29, 2011 Parent company 7.625% notes, due fiscal 2011 USD ($)	Jan. 28, 2012 Parent company 8.750% debentures, due fiscal 2021 USD ($)	Jan. 29, 2011 Parent company 8.750% debentures, due fiscal 2021 USD ($)	Jan. 30, 2010 Parent company 8.750% debentures, due fiscal 2021 USD ($)	Jan. 28, 2012 Parent company Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument guaranteed loans Minimum	Jan. 28, 2012 Parent company Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument guaranteed loans Maximum
Debt Instrument [Line Items]
Current portion of Long-term debt																												$ 503
Debt Instrument, Interest Rate, Stated Percentage								7.625%	7.625%	8.75%	8.75%	8.75%	8.75%	1.85%	1.85%	1.85%	1.85%	2.85%	2.85%	2.85%	2.85%						7.625%	7.625%	8.75%	8.75%		2.60%	2.80%
Long-term debt, carrying values	5,464	5,534	5,464	5,534	5,161	5,288																824		1,326
Long-term debt, fair values	5,400	5,700	5,400	5,700	5,200	5,400																789		1,351
Interest expense on debentures	103	112	215	240	442	521	447															77		133	132				2	2	2
Parent company guarantee percentage																						80.00%	80.00%
Loan																						16.0				1,200.0
Remaining guarantee percentage																						20.00%	20.00%
Future borrowings, uncommitted credit lines																						$ 28	220